Fair Value - Summary of Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	$ 129,650	$ 279,524
Total fair value through profit/loss		15,884
Derivatives	2,037	52,038	$ 13,485
Total financial assets	131,687	347,446
Derivative liabilities	111,762	10,516	$ 24,824
Provisions		195,506
Total financial liabilities	111,762	206,022
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	122,669	272,603
Total financial assets	122,669	272,603
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total fair value through profit/loss		7,556
Derivatives	2,037	52,038
Total financial assets	2,037	59,594
Derivative liabilities	111,762	4,922
Total financial liabilities	111,762	4,922
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	6,981	6,921
Total fair value through profit/loss		8,328
Total financial assets	6,981	15,249
Derivative liabilities		5,594
Provisions		195,506
Total financial liabilities		201,100
Funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	7,045	58,518
Funds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	7,045	58,518
Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	115,343	98,605
Bonds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	115,343	98,605
Equity in Private Companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	6,981	6,921
Equity in Private Companies | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	6,981	6,921
Equity in Quoted Companies
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	281	115,480
Total fair value through profit/loss		8,328
Equity in Quoted Companies | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Available-for-sale equity investments	$ 281	115,480
Equity in Quoted Companies | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total fair value through profit/loss		8,328
Debentures
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total fair value through profit/loss		7,556
Debentures | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total fair value through profit/loss		$ 7,556